Organization - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	May 31, 2013	Jun. 30, 2013 Segment	Dec. 31, 2012 Segment	Dec. 31, 2011
Organization And Nature Of Business [Line Items]
Number of operating segment		1	1
Accumulated deficit		$ (242,060,000)	$ (202,320,000)	$ (213,686,000)
Cash, cash equivalents and investments		235,200,000	137,400,000
Common stock initial public offering	9,686,171
Public offering price of the shares sold	$ 14.50
Proceeds from initial public offering before offering costs	131,000,000
Underwriting discounts and commissions	9,400,000
Offering expenses	5,200,000
Proceeds from initial public offering, net of underwriters discount	125,800,000	131,027,000
Accrued offering costs		$ 2,107,000	$ 1,506,000
Number of preferred stock converted into common stock	24,026,797
Underwriters Overallotment Option
Organization And Nature Of Business [Line Items]
Common stock initial public offering	1,263,413